Realized and net change in unrealized gains and (losses) on investments in equity instruments through FVTPL (Tables)	6 Months Ended
Jun. 30, 2026
Realized and Net Change in Unrealized Gains and (Losses) on Investments in Equity Instruments through Fvtpl [Abstract]
Schedule of Realized and net change in Unrealized Gains and (Losses) on Investments in Equity Instruments through FVTPL
	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Unrealized loss on equity investments	$(2,984,343)	$37,829,025	$(40,113,108)	$(53,027,796)
Realized gain on equity investments	1,267,877	-	(2,228,661)	-
Staking revenue	1,006,409	4,431,627	2,729,105	10,691,076
Management fees	(97,102)	(319,656)	(248,663)	(643,181)
	$(807,159)	$41,940,996	$(39,861,327)	$(42,979,901)